BALANCE SHEET COMPONENTS - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid professional fees		$ 200,493	$ 614,225	$ 516
Prepaid services		485,669	601,415
Interest receivable (related party)	[1]	582,860	233,498
Prepaid insurance		521,363	154,776	123,959
Other current assets			13,887	10,269
Other prepaid assets			3,502	28,005
Total prepaid expenses and other current assets		3,688,148	1,621,303	$ 162,749
Receivables from related parties	[2]	1,306,336
Value-added tax receivable		292,982
Prepaid subscriptions		85,272
Prepaid regulatory and listing fees		80,898
Security deposits		69,310
Contract assets	[3]	30,527
Other prepaid expenses and other current assets		$ 32,438	$ 17,389

[1]	The amount presented as of March 31, 2026 includes interest receivable from related parties in connection with the SYME Convertible Note Receivable and the SYME Bonds of $415,469 and $37,203, respectively.
[2]	The amount presented as of March 31, 2026 includes amounts receivable from RegTech Open Project PLC ("RegTech"), a United Kingdom company controlled by the Company's Executive Chairman and Co-Chief Executive Officer, and The AvantGarde Group ("TAG"), which is founded and owned by the Company's Executive Chairman and Co-Chief Executive Officer, of $1,160,603 and $145,733, respectively.
[3]	The amount presented as of March 31, 2026 includes contract assets with RegTech of $13,280.